SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [abstract]
Schedule of measurement of lease liabilities
2019 RMB’000

Operating lease commitments disclosed as at December 31, 2018	467,920
Add: adjustments as a result of exercising extension options	4,679,200
Total undiscounted lease liability as at January 1, 2019	5,147,120
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	1,177,246
Lease liability recognized as at January 1, 2019	1,177,246
Of which are:
Current lease liabilities	58,490
Non-current lease liabilities	1,118,756
1,177,246

Schedule of fixed assets depreciation
Buildings (a)	20 to 40 years
Tracks, bridges and service roads (a)	16 to 100 years
Locomotives and rolling stock	20 years
Communications and signalling systems	8 to 20 years
Other machinery and equipment	4 to 25 years